Property, Plant And Equipment, Net And Right-Of-Use Assets - Summary of Depreciation of Fixed Assets and Investment Properties (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation related to investment property	S/ (2,356)	S/ (2,319)	S/ (2,310)
Cumulative depreciation	(22,958)
Total depreciation of property, plant and equipment	72,038	123,100	197,484
Discontinued operations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation of property, plant and equipment		39,085	90,452
Property, plant and equipment including investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation of property, plant and equipment	97,352	125,419	199,794
Cost of goods and services [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cumulative depreciation	(20,011)
Total depreciation of property, plant and equipment	95,445	81,199	103,566
Administrative expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cumulative depreciation	(2,947)
Total depreciation of property, plant and equipment	S/ 1,907	S/ 5,135	S/ 5,776